UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments	FMC Strategic Value Fund

January 31, 2016	(Unaudited)

	Shares	Value (000)
Common Stock (90.3%)
Agriculture (4.8%)
Agrium	47,000	$4,083
AgroFresh Solutions*	475,000	2,608

		6,691

Automotive (2.5%)
Federal-Mogul Holdings*	272,329	1,299
Horizon Global*	226,100	2,159

		3,458

Aviation (3.0%)
Fly Leasing Ltd. ADR	356,230	4,189

Basic Industry (9.4%)
Harsco	169,000	1,088
Mueller Industries	333,100	8,477
TriMas*	205,200	3,548

		13,113

Chemicals (1.2%)
Huntsman	200,000	1,726

Energy (8.4%)
Approach Resources*	540,000	697
Ensco, Cl A	150,000	1,467
Halliburton	83,000	2,639
Range Resources	165,000	4,877
Weatherford International Ltd.*	300,000	2,022

		11,702

Financial Services (0.9%)
Dundee, Cl A*(1)	350,000	1,232

Homebuilding (2.1%)
New Home*	285,000	2,887

Industrial/Manufacturing (7.6%)
Actuant, Cl A	100,000	2,328
AZZ	160,000	8,237

		10,565

Miscellaneous Conglomerate (1.4%)
Leucadia National	120,000	1,987

Miscellaneous Consumer (14.5%)
HRG Group*	441,500	5,360
Jarden*	135,000	7,162
Prestige Brands*	165,000	7,702

		20,224

Paper (6.4%)
Neenah Paper	148,997	9,005

Schedule of Investments	FMC Strategic Value Fund

January 31, 2016	(Unaudited)

	Shares	Value (000)
Recreation/Leisure (6.0%)
Drew Industries	115,000	$6,601
Thor Industries	35,000	1,835

		8,436

Retail-Restaurants (1.0%)
J Alexander’s Holdings*	155,706	1,469

Services (3.7%)
ARC Document Solutions*	261,150	964
H&R Block	126,000	4,290

		5,254

Shipping (2.4%)
Navigator Holdings Ltd.*	240,000	3,324

Technology (5.3%)
Tech Data*	55,000	3,432
TeleTech Holdings	150,000	4,006

		7,438

Transportation Equipment (5.0%)
Alamo Group	103,300	5,478
Commercial Vehicle Group*	490,000	1,519

		6,997

Wholesale/Distribution (4.7%)
Essendant	219,269	6,548

Total Common Stock
(Cost $98,996)		126,245

Short-Term Investment (10.0%)
Dreyfus Treasury Prime Cash Management Fund, Cl I, 0.150%(2)
(Cost $13,967)	13,967,064	13,967

Total Investments (100.3%)
(Cost $112,963)†		$140,212

Percentages are based on Net Assets (in thousands) of $139,753.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of January 31, 2016.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

†	As of January 31, 2016, the tax basis cost of the Fund’s investments was $112,963 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $44,201 and $(16,952), respectively.

As of January 31, 2016, all of the investments for the Fund are Level 1, in accordance with the fair value hierarchy.

During the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-002-2500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016